Financial risk management, objectives and policies, Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	$ 555,867	$ 470,761
Interest rate swaps		(3,300)
Total	555,867	467,462
1 Year [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	65,665	59,707
Interest rate swaps		(3,300)
Total	65,665	56,407
2 to 5 Years [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	346,283	384,591
Interest rate swaps		0
Total	346,283	384,591
More than 5 Years [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	143,919	26,464
Interest rate swaps		0
Total	$ 143,919	$ 26,464